Borrowings and Lines of Credit Borrowings and Lines of Credit (LT Debt Narrative) (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Proceeds from Issuance of Debt		$ 11,000
Debt Percentage Bearing Variable Interest Rate		10.00%	10.00%	9.00%	9.00%
Debt Instrument, Maturity Year Date		2021	2021
Average Years of Maturity of Long Term Debt		11 years	11 years
Notes 3.350% due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[1]	$ 1,000
Debt Instrument, Maturity Year Date		2021	2021
Notes 3.650% Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[1]	$ 2,250
Debt Instrument, Maturity Year Date		2023	2023
Notes 3.950% Due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[1]	$ 1,500
Debt Instrument, Maturity Year Date		2025	2025
Notes 4.125% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[1]	$ 3,000
Debt Instrument, Maturity Year Date		2028	2028
Notes 4.450% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[1]	$ 750
Debt Instrument, Maturity Year Date		2038	2038
Notes 4.625% Due 2048 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[2]	$ 1,750
Debt Instrument, Maturity Year Date		2048	2048
LIBOR plus 0.650% floating rate notes due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[1]	$ 750
Debt Instrument, Maturity Year Date		2021	2021
Notes 1.150% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2018	May 18, 2018
Proceeds from Issuance of Debt | €	[3]		€ 750
Debt Instrument, Maturity Year Date		2024	2024
Notes 2.150% Due 2030 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2018	May 18, 2018
Proceeds from Issuance of Debt | €	[3]		€ 500
Debt Instrument, Maturity Year Date		2030	2030
EURIBOR plus 0.20% floating rate notes due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2018	May 18, 2018
Proceeds from Issuance of Debt | €	[3]		€ 750
Debt Instrument, Maturity Year Date		2020	2020
EURIBOR plus 0.15% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Nov. 13, 2017	Nov. 13, 2017
Proceeds from Issuance of Debt | €	[2]				€ 750
Debt Instrument, Maturity Year Date		2019	2019
Notes 1.900% Due 2020 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[4]			$ 1,000
Debt Instrument, Maturity Year Date		2020	2020
Notes 2.300% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	[4]			$ 500
Debt Instrument, Maturity Year Date		2022	2022
Notes 2.800% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	[4]			$ 800
Debt Instrument, Maturity Year Date		2024	2024
Notes 3.125% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	[4]			$ 1,100
Debt Instrument, Maturity Year Date		2027	2027
Notes 4.050% Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	[4]			$ 600
Debt Instrument, Maturity Year Date		2047	2047
Variable-rate term loan due 2020 (1 month LIBOR plus 1.25%) [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date		Dec. 14, 2018	Dec. 14, 2018
Repayments of Debt	[5]	$ 482
Junior subordinated notes 1.778% due 2018 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date		May 04, 2018	May 04, 2018
Repayments of Debt		$ 1,100
Debt Instrument, Maturity Year Date		2018	2018
EURIBOR plus 0.800% floating rate notes due 2018 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date		Feb. 22, 2018	Feb. 22, 2018
Repayments of Debt | €			€ 750
Debt Instrument, Maturity Year Date		2018	2018
Notes 6.800% Due 2018 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date		Feb. 01, 2018	Feb. 01, 2018
Repayments of Debt		$ 99
Debt Instrument, Maturity Year Date		2018	2018
Notes 1.800% Due 2017 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date				Jun. 01, 2017	Jun. 01, 2017
Repayments of Debt				$ 1,500

[1]	1The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.
[2]	2The net proceeds from these debt issuances were used to fund the repayment of commercial paper and for other general corporate purposes.
[3]	3The net proceeds received from these debt issuances were used for general corporate purposes.
[4]	4The net proceeds received from these debt issuances were used to fund the repayment at maturity of our 1.800% notes due 2017, representing $1.5 billion in aggregate principal and other general corporate purposes.
[5]	This term loan was assumed in connection with the Rockwell Collins acquisition and subsequently repaid.